Initial Public Offering (Q3) (Details) - $ / shares	Oct. 21, 2020	Oct. 20, 2020	May 20, 2020	Nov. 27, 2018	Nov. 20, 2018	Sep. 30, 2020	Dec. 31, 2019
Class A Common Stock [Member]
Public Offering [Abstract]
Number of shares redeemed (in shares)			7,126,888
Class A Common Stock [Member] | Subsequent Event [Member]
Public Offering [Abstract]
Number of shares redeemed (in shares)	5,864,053
Initial Public Offering [Member]
Public Offering [Abstract]
Sale of units (in shares)				22,052,077	20,000,000
Unit price (in dollars per share)				$ 10.00	$ 10.00
Initial Public Offering [Member] | Class A Common Stock [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)						1	1
Number of shares called by each warrant (in shares)						1	1
Number of shares redeemed (in shares)			7,126,888
Initial Public Offering [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Public Offering [Abstract]
Number of shares redeemed (in shares)		5,864,053
Initial Public Offering [Member] | Public Warrants [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)						1	1
Exercise price (in dollars per share)						$ 11.50	$ 11.50